Short-Term Debts (Details) - Schedule of Short-Term Debts - USD ($)	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2022
Short-Term Debt [Line Items]
Short-term debts		$ 98,532	$ 103,649
Gunma Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	1.50%
Short-term debts			$ 103,649
Maximum [Member] | Gunma Bank [Member]
Short-Term Debt [Line Items]
Maturity	Jun. 27, 2022
Minimum [Member] | Gunma Bank [Member]
Short-Term Debt [Line Items]
Maturity	Jun. 25, 2023